Janus Henderson Low Duration Multi-Sector Income Fund Investment Objectives and Goals - Class D Shares [Member] - Janus Henderson Low Duration Multi-Sector Income Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Low Duration Multi-Sector Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Janus Henderson Low Duration Multi-Sector Income Fund seeks to maximize total return and current income, consistent with preservation of capital.